Advance for investment (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥) shares
Advance for investment | $	$ 1,840,897		$ 1,732,775
Total	$ 1,840,897		$ 1,732,775	¥ 13,070,000
Number of ordinary shares | shares	791,667			791,667
Amount payable for investment	$ 300,000			¥ 1,930,000
Wuxi Talent
Percentage of interest acquired by parent			100.00%
Wuxi Talent
Down payment	1,700,000	¥ 11,000,000
Unpaid amount	$ 300,000			¥ 2,070,000